Operating Costs and Expense (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Third-party services expense	R$ 800,743	R$ 706,599	R$ 558,041
Maintenance Of Electrical System [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	338,283	319,162	206,688
Maintenance Of Facilities [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	97,216	103,726	97,889
Communication Processing And Transmission Of Data [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	91,713	64,772	42,244
Consumer Service [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	83,203	66,733	56,583
Meter Reading And Bill Delivery [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	53,660	52,831	48,895
Consulting And Audit [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	53,344	38,832	41,043
Other Services [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	R$ 83,324	R$ 60,543	R$ 64,699